Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments
Amortized cost and estimated fair value by type of investment security

The amortized cost and estimated fair value by type of investment security at December 31, 2023 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$3,400	$—	$—	$3,400	$3,400
Total investment securities	$3,400	$—	$—	$3,400	$3,400

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$5,169,813	$9,541	$(519,255)	$4,660,099	$4,660,099
Obligations of states and political subdivisions	161,001	1,602	(361)	162,242	162,242
Total investment securities	$5,330,814	$11,143	$(519,616)	$4,822,341	$4,822,341
(1)	Included in the carrying value of residential mortgage- backed securities are $959,421 of mortgage-backed securities issued by Ginnie Mae and $3,700,678 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value by type of investment security at December 31, 2022 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$3,400	$—	$—	$3,400	$3,400
Total investment securities	$3,400	$—	$—	$3,400	$3,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)

	(Dollars in Thousands)
U.S. Treasury securities	$49,752	$—	$(359)	$49,393	$49,393
Residential mortgage-backed securities	4,805,735	3,145	(599,668)	4,209,212	4,209,212
Obligations of states and political subdivisions	163,509	927	(5,245)	159,191	159,191
Total investment securities	$5,018,996	$4,072	$(605,272)	$4,417,796	$4,417,796
(1)	Included in the carrying value of residential mortgage- backed securities are $681,121 of mortgage-backed securities issued by Ginnie Mae, $3,528,091 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value

	(Dollars in Thousands)
Due in one year or less	$2,075	$2,075	$—	$—
Due after one year through five years	1,325	1,325	—	—
Due after five years through ten years	—	—	440	440
Due after ten years	—	—	160,561	161,802
Residential mortgage-backed securities	—	—	5,169,813	4,660,099
Total investment securities	$3,400	$3,400	$5,330,814	$4,822,341

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2023 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$577,448	$(8,267)	$3,456,349	$(510,988)	$4,033,797	$(519,255)
Obligations of states and political subdivisions	651	(1)	64,373	(360)	65,024	(361)
	$578,099	$(8,268)	$3,520,722	$(511,348)	$4,098,821	$(519,616)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2022 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
U.S. Treasury securities	$49,394	$(359)	$—	$—	$49,394	$(359)
Residential mortgage-backed securities	1,357,905	(87,815)	2,566,975	(511,853)	3,924,880	(599,668)
Obligations of states and political subdivisions	118,772	(5,245)	—	—	118,772	(5,245)
	$1,526,071	$(93,419)	$2,566,975	$(511,853)	$4,093,046	$(605,272)

Summary of unrealized and realized gains and losses recognized in net income on equity securities

Year Ended
December 31, 2023
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$59
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized gains recognized during the reporting period on equity securities still held at the reporting date	$59

Year Ended
December 31, 2022
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(721)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(721)

Year Ended
December 31, 2021
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(123)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(123)